VOYA INVESTORS TRUST

Voya Large Cap Value Portfolio

(“Portfolio”)

Supplement dated November 20, 2015

to the Portfolio’s Adviser Class, Institutional Class, Service Class, and

Service 2 Class shares Prospectus (“Prospectus”)

dated May 1, 2015

On or about March 12, 2015, the Board of Trustees of Voya Investors Trust approved a revision to the Portfolio’s management fee structure effective August 14, 2015. Effective immediately, the Portfolio’s Prospectuses are revised as follows:

1.	The line item with respect to Voya Large Cap Value Portfolio in the table in the section entitled “Management Fees – Management of the Portfolios” is hereby deleted and replaced with the following:

Management Fees
Voya Large Cap Value Portfolio[1,3]	0.62%

2.	The following footnote is added following the table in the section entitled “Management Fees – Management of the Portfolios:”

3	Effective August 14, 2015, the adviser receives an annual advisory fee equal to the following as a percentage of the Portfolio’s average daily net assets: 0.750% on the first $500 million, 0.700% on the next $1.5 billion, and 0.650% on assets in excess of $2 billion. Prior to August 14, 2015, the Adviser received an annual advisory fee equal to the following as a percentage of the Portfolio’s average daily net assets: 0.750% on the first $500 million, and 0.700% on assets in excess of $500 million.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA INVESTORS TRUST

Voya Large Cap Value Portfolio

(“Portfolio”)

Supplement dated November 20, 2015

to the Portfolio’s Adviser Class, Institutional Class, Service Class, and

Service 2 Class shares Statement of Additional Information (“SAI”)

dated May 1, 2015

On or about March 12, 2015, the Board of Trustees of Voya Investors Trust approved a revision to the Portfolio’s management fee structure effective August 14, 2015. Effective immediately, the Portfolio’s SAI is revised as follows:

The line item with respect to Voya Large Cap Value Portfolio in the table in the subsection entitled “Adviser – Management Fees” is hereby deleted in its entirety and replaced with the following:

Voya Large Cap Value

0.75% on the first $500 million of the Portfolio’s average daily net assets; and

0.70% of the Portfolio’s average daily net assets in excess of $500 million.

Effective August 14, 2015, the annual management fee rate was revised as follows:

0.7500% on the first $500 million of the Portfolio’s average daily net assets;

0.7000% on the next $1.5 billion of the Portfolio’s average daily net assets; and

0.650% of the Portfolio’s average daily net assets in excess of $2 billion.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE